CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds (1933 Act File No. 033-45961; 1940 Act File No. 811-06569) (“Registrant”) hereby certifies that (a) the form of Prospectus and Statement of Additional Information used with respect to Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares MSCI ACWI Index Fund, five series of the Registrant, does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 132 (“Amendment No. 132”) to its Registration Statement on Form N-1A, and (b) the text of Amendment No. 132 was filed electronically.

IVY FUNDS

Dated: April 27, 2017	By:	/s/ Philip A. Shipp
Philip A. Shipp
Assistant Secretary